Subordinated Liabilities (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017
Subordinated liabilities [abstract]
Subordinated liabilities		£ 24,193	[1],[2]	£ 23,871
Issuances		0		3,041
Redemptions		(3,075)		(1,378)
Other		(3,928)	[3]	(1,341)
Subordinated liabilities	[2]	£ 17,190	[4]	£ 24,193 [1]

[1]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[2]	For notes to the Financial Statements see pages 17 to 56
[3]	Includes the transfer of subordinated liabilities of £ 3,019 m on 1 April 2018 as part of the disposal of the UK banking business
[4]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24